Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net profit / (loss)	$ 12,987,436	$ (318,707)
Non-cash items:
Depreciation	10,622,505	6,423,130
Amortization of deferred dry dock expenditure	1,170,024	955,838
Share based compensation	714,369	687,954
Amortization of deferred finance charges	697,794	412,847
Changes in operating assets and liabilities:
Receivables, trade	(11,458,835)	(728,720)
Working capital advances	(975,000)	34,571
Prepayments	(476,566)	(24,433)
Advances and deposits	(1,374,957)	240,995
Other receivables	286,406	(103,827)
Inventories	(1,742,266)	(548,946)
Payables, trade	2,920,482	3,339,292
Charter revenue received in advance	1,043,246	(1,010,017)
Other payables	(229,035)	26,053
Accrued interest on loans	426,201	155,069
Deferred dry dock expenditure	(1,029,891)	(2,530,169)
Net cash provided by operating activities	13,581,913	7,010,930
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(128,083,707)	(114,292,560)
Payments for vessels under construction	(19,139,192)	(17,388,716)
Payments for other non-current assets	(41,136)	(31,903)
Net cash used in investing activities	(147,264,035)	(131,713,179)
FINANCING ACTIVITIES
Proceeds from long-term debt	132,965,000	45,000,000
Repayments of long term debt	(10,761,298)	(5,254,000)
Repayments of capital leases	(819,570)	(758,600)
Payments for deferred finance charges	(1,302,302)	(3,428,827)
Net proceeds from equity offering	0	102,684,519
Payment of dividend	(4,391,120)	(4,415,000)
Net cash provided by financing activities	115,690,710	133,828,092
Net (decrease) / increase in cash and cash equivalents	(17,991,412)	9,125,843
Cash and cash equivalents at the beginning of the year	59,879,596	56,860,845
Cash and cash equivalents at the end of the period	$ 41,888,184	$ 65,986,688